Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets
Schedule of changes in goodwill

	Paper		Total
	and Packaging	Distribution	Goodwill
Balances at December 31, 2015	$533,851	$170,741	$704,592
CFB acquisition	1,025	—	1,025

Balances at December 31, 2016	$534,876	$170,741	$705,617
API acquisition	14,994	—	14,994

Balances at December 31, 2017	$549,870	$170,741	$720,611

Schedule of changes in other intangible assets

Intangible
Assets, Net
Balances at December 31, 2015	$344,583
CFB acquisition	2,200
Other	525
Amortization expense	(32,895)

Balances at December 31, 2016	$314,413
API acquisition	13,960
Amortization expense	(30,898)

Balances at December 31, 2017	$297,475

Schedule of intangible assets other than goodwill

	December 31, 2017			December 31, 2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Definite-lived trademarks	$70,185	$(34,614)	$35,571	$69,325	$(32,060)	$37,265
Customer lists and relationships	346,504	(92,758)	253,746	333,404	(67,260)	266,144
Lease, contracts and other	30,243	(22,085)	8,158	30,243	(19,239)	11,004

Total	$446,932	$(149,457)	$297,475	$432,972	$(118,559)	$314,413